As filed with the Securities and Exchange Commission on December 9, 1999


                                             1933 Act Registration No. 33-39659
                                             1940 Act Registration No. 811-6292


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]


                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 30 [ X ]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                             Amendment No. 30 [ X ]

                        (Check appropriate box or boxes.)


                          PAINEWEBBER INVESTMENT TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)


       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, N.W. 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


[ ]   Immediately upon filing pursuant to Rule 485(b)
[X]   On December 10, 1999 pursuant to Rule 485(b)
[ ]   60 days after filing pursuant to Rule 485(a)(1)
[ ]   On __________________ pursuant to Rule 485(a)(1)
[ ]   75 days after filing pursuant to Rule 485(a)(2)
[ ]   On __________________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Tactical Allocation Fund.

PaineWebber
Balanced Fund

PaineWebber
Tactical Allocation Fund





                             ----------------------

                                   PROSPECTUS


                                DECEMBER 10, 1999


                             ----------------------




This prospectus offers shares in PaineWebber's asset allocation funds. Each fund offers four classes of shares, Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                    Contents
                                    THE FUNDS
--------------------------------------------------------------------------------


What every investor          3      PaineWebber Balanced Fund
should know about
the funds                    6      PaineWebber Tactical Allocation Fund


                             9      More About Risks and Investment Strategies




                                 YOUR INVESTMENT
--------------------------------------------------------------------------------


Information for             11      Managing Your Fund Account
managing your fund                  -- Flexible Pricing
account                             -- Buying Shares
                                    -- Selling Shares
                                    -- Exchanging Shares
                                    -- Pricing and Valuation


                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Additional important        17      Management
information about
the funds                   19      Dividends and Taxes

                            20      Financial Highlights


--------------------------------------------------------------------------------





Where to learn more                 Back cover
about PaineWebber
mutual funds


--------------------------------------------------------------------------------
                          The funds are not complete or
                          balanced investment programs.
--------------------------------------------------------------------------------




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                                Prospectus Page 2

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                  Balanced Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its investments among three investment sectors:
o  stocks

o  bonds

o  cash (money market instruments)

The fund normally has investments in each sector but it always keeps at least 25% of its total assets in a combination of bonds and cash. This is intended to limit changes in the value of fund shares compared to funds that invest solely in stocks.


The fund's bonds are primarily investment grade, but it may invest, to a lesser extent, in lower quality bonds. The fund may invest in U.S. dollar-denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives to adjust its exposure to different asset classes, to manage the "duration" of its bond investments and to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes investors tend to reach a consensus as to the likely effect of changes in key economic variables (for example, interest rates, profits and inflation) on each investment sector. Mitchell Hutchins also believes that prices of securities in each sector tend to move toward a level that reflects that consensus, but that this takes time. By using fundamental valuation techniques, Mitchell Hutchins attempts to adjust the allocation of the fund's assets among asset classes before prices fully reflect the consensus view.

Mitchell Hutchins uses the following process to select individual securities for each asset class:


o STOCKS. Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

o BONDS. Mitchell Hutchins selects bonds based on its analysis of their maturity and risk structures (comparing yields on U.S. Treasury bonds to yields on riskier types of bonds).


As of February 28, 1999, the fund's portfolio assets were allocated 45.6% to stocks, 41.1% to bonds and 13.3% to cash. As of August 31, 1999, the fund's portfolio assets were allocated 55.2% to stocks, 32.7% to bonds and 12.1% to cash. As of November 30, 1999, the fund's portfolio assets were allocated 52.6% to stocks, 31.8% to bonds and 15.6% to cash.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Mitchell Hutchins may not be successful in choosing the best allocation among the three investment sectors. Because it invests in both stocks and bonds, the fund is subject to both equity risk and interest rate risk. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. Interest rate risk means that the value of the fund's bonds generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:
o  Sector Allocation Risk

o  Equity Risk

o  Interest Rate Risk

o  Credit Risk

o  Foreign Securities Risk

o  Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                                Prospectus Page 3

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class B shares because they have a longer performance history than any other class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index. The index is unmanaged and, therefore, does not reflect any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS B SHARES

          [GRAPH]

Calendar
  Years           Percentages
-------           -----------
 1989               10.84%
 1990                1.95%
 1991               18.52%
 1992                4.46%
 1993               14.66%
 1994              -10.51%
 1995               22.23%
 1996               13.81%
 1997               23.63%
 1998               18.02%


           Total return January 1 to September 30, 1999 -- (4.68)%

           Best quarter during years shown:   4th quarter, 1998-- 15.09%

           Worst quarter during years shown: 3rd quarter, 1998 -- (8.21)%

AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 1998


CLASS                       CLASS A       CLASS B**       CLASS C       S&P 500
(INCEPTION DATE)           (7/1/91)      (12/12/86)      (7/2/92)        INDEX
----------------           --------      ----------      --------       -------
One Year                    13.56%         13.02%         17.04%        28.60%
Five Years                  12.50%         12.43%         12.68%        24.05%
Ten Years                    N/A           11.73%           N/A         19.19%
Life of Class               12.63%         10.50%         12.82%          ***


----------

  * No return is shown for Class Y shares because they were not in existence for a full calendar year.

 ** Assumes conversion of Class B shares to Class A after six years.

*** Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class A -- 20.19%, Class B -- 17.36% and Class C -- 21.27%.


--------------------------------------------------------------------------------
                                Prospectus Page 4

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


                             EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                       CLASS A       CLASS B      CLASS C       CLASS Y
                                                                       ------        ------       ------        ------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price) .....................................       4.5%          None        None           None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)` ....................................      None              5%          1%          None
Exchange Fee .....................................................      None           None        None           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                       CLASS A       CLASS B      CLASS C       CLASS Y
                                                                       ------        ------       ------        ------
Management Fees ..................................................      0.75%         0.75%        0.75%        0.75%
Distribution and/or Service (12b-1) Fees .........................      0.25          1.00         1.00          None
Other Expenses ...................................................      0.22          0.23         0.20         0.21
                                                                        ----          ----         ----         ----
Total Annual Fund Operating Expenses .............................      1.22%         1.98%        1.95%        0.96%
                                                                        ====          ====         ====         ====


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        1 YEAR        3 YEARS      5 YEARS      10 YEARS
                                                                        ------        -------      -------      --------
Class A .........................................................         $569         $820         $1,090       $1,861
Class B (assuming sale of all shares at end of period) ..........          701          921          1,268        1,930
Class B (assuming no sale of shares) ............................          201          621          1,068        1,930
Class C (assuming sale of all shares at end of period) ..........          298          612          1,052        2,275
Class C (assuming no sale of shares) ............................          198          612          1,052        2,275
Class Y                                                                     98          306            531        1,178


--------------------------------------------------------------------------------
                                Prospectus Page 5

--------------------------------------------------------------------------------

                      PaineWebber Tactical Allocation Fund


                            Tactical Allocation Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets between

o a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and

o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

The fund may (but is not required to) use options and futures and other derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Mitchell Hutchins also may use these instruments to reduce the risk of adverse price movements while investing in cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

As of February 28, 1999, and as of August 31, 1999 the fund's portfolio assets were allocated 100% to stocks. As of December 1, 1999, the fund's portfolio assets were allocated 75% to stocks and 25% to cash.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to sector allocation risk, in that the Tactical Allocation Model may not correctly predict the appropriate times to shift the fund's assets from one asset class to another. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. The S&P 500 Index includes some U.S. dollar-denominated foreign securities. To the extent the fund invests in bonds, it is subject to interest rate risk, which means that the value of these investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o  Sector Allocation Risk

o  Equity Risk


o  Index Tracking Risk

o  Interest Rate Risk


o  Derivatives Risk



o  Foreign Securities Risk


INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                                Prospectus Page 6

--------------------------------------------------------------------------------
                      PaineWebber Tactical Allocation Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class C shares because they have a longer performance history than any other class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.


The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index. The index is unmanaged and, therefore, does not reflect any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.



TOTAL RETURN ON CLASS C SHARES (1993 is the fund's first full calendar year of operations.)

          [GRAPH]

Calendar
  Years           Percentages
-------           -----------
 1993                7.64%
 1994               -1.28%
 1995               34.09%
 1996               20.66%
 1997               31.01%
 1998               26.78%



           Total return January 1 to September 30, 1999 -- 4.07%

           Best quarter during years shown:   4th quarter, 1998--  20.82%

           Worst quarter during years shown: 3rd quarter, 1998 -- (10.33)%


AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 1998


CLASS                               CLASS A             CLASS B**            CLASS C              CLASS Y             S&P 500
(INCEPTION DATE)                   (5/10/93)            (1/30/96)           (7/22/92)            (5/10/93)             INDEX
----------------                   ---------            ---------           ---------            ---------             -----

One Year .....................      22.01%               21.77%              25.78%               28.15%              28.60%
Five Years ...................      21.33%                N/A                21.55%               22.79%              24.05%
Life of Class ................      19.99%               25.25%              18.85%               21.30%                 *



----------

* Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class A -- 22.60%, Class B -- 27.63%, Class C -- 20.81% and Class Y --22.60%.

** Assumes conversion of Class B shares to Class A after six years.



--------------------------------------------------------------------------------
                                Prospectus Page 7

--------------------------------------------------------------------------------
                      PaineWebber Tactical Allocation Fund


                             EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                            CLASS A       CLASS B      CLASS C       CLASS Y
                                                                            -------       -------      -------       -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price) .........................................        4.5%          None        None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price) .........................................       None              5%          1%         None
Exchange Fee .........................................................       None           None        None          None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)



                                                                            CLASS A       CLASS B      CLASS C       CLASS Y
                                                                            -------       -------      -------       -------
Management Fees ......................................................       0.46%         0.46%        0.46%        0.46%
Distribution and/or Service (12b-1) Fees .............................       0.25          1.00         1.00         None
Other Expenses .......................................................       0.13          0.13         0.14         0.12
                                                                             ----          ----         ----         ----
Total Annual Fund Operating Expenses .................................       0.84%         1.59%        1.60%        0.58%
                                                                             ====          ====         ====         ====


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
                                                                                 ------        -------      -------      --------
Class A ................................................................         $  532         $  706       $  895       $1,440
Class B (assuming sale of all shares at end of period) .................            662            802        1,066        1,503
Class B (assuming no sale of shares) ...................................            162            502          866        1,503
Class C (assuming sale of all shares at end of period) .................            263            505          871        1,900
Class C (assuming no sale of shares) ...................................            163            505          871        1,900
Class Y ................................................................             59            186          324          726



--------------------------------------------------------------------------------
                                Prospectus Page 8

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



                         MORE ABOUT RISKS AND INVESTMENT
                                   STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.


DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.


EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.


INDEX TRACKING RISK. Tactical Allocation Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. While the fund attempts to replicate, before deduction of fees and operating expenses, the investment results of the Index, the fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily. In addition, the fund must pay fees and expenses that are not borne by the Index.


INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

SECTOR ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation among market sectors. A fund that allocates its assets among market sectors is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each sector than are funds that do not do so.

The Mitchell Hutchins Tactical Allocation Model may not correctly predict the times to shift Tactical Allocation Fund's assets from one type of investment to another.

ADDITIONAL RISKS

YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these

--------------------------------------------------------------------------------
                                Prospectus Page 9

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Balanced Fund may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. Tactical Allocation Fund may invest all or any portion of its total assets in U.S. Treasury bills when recommended by the Mitchell Hutchins Tactical Allocation Model. The funds normally maintains a limited amount of cash for liquidity purposes.


PORTFOLIO TURNOVER. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent net short-term capital gains than they would pay on dividends that represent net long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading to limit expenses or the tax effect that the fund's dividends may have on shareholders.


--------------------------------------------------------------------------------
                                Prospectus Page 10

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                 YOUR INVESTMENT
                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------


FLEXIBLE PRICING

The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.



CLASS A SALES CHARGES

                                          SALES CHARGE AS A PERCENTAGE OF:                 DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                 OFFERING PRICE          NET AMOUNT INVESTED            PERCENTAGE OF OFFERING PRICE
--------------------                 --------------          -------------------            ----------------------------
Less than $50,000 .............           4.50%                    4.71%                              4.25%
$50,000 to $99,999 ............           4.00                     4.17                               3.75
$100,000 to $249,999 ..........           3.50                     3.63                               3.25
$250,000 to $499,999 ..........           2.50                     2.56                               2.25
$500,000 to $999,999 ..........           1.75                     1.78                               1.50
$1,000,000 and over (1) .......           None                      None                              1.00(2)

----------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.


--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o  your spouse, parents or children under age 21;

o  your Individual Retirement Accounts (IRAs);

o  certain employee benefit plans, including 401(k) plans;

o  a company that you control;

o  a trust that you created;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

o  accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

   -- you were the Financial Advisor's client at the competing brokerage firm;

   -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

   -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

o Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or


o Are a participant in the PaineWebber Members OnlySM Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

o Acquire fund shares through a PaineWebber InsightOneSM Program brokerage account.


NOTE: See the funds' SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:


--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



                               PERCENTAGE BY WHICH THE
IF YOU SELL                      SHARES' NET ASSET
SHARES WITHIN:                    VALUE IS MULTIPLIED:
-------------                  -----------------------
1st year since purchase                   5%
2nd year since purchase                   4
3rd year since purchase                   3
4th year since purchase                   2
5th year since purchase                   2
6th year since purchase                   1
7th year since purchase                None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

o  First, Class B shares representing reinvested dividends, and

o  Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o  You participate in the Systematic Withdrawal Plan;

o You are older than 591/2 and are selling shares to take a distribution from certain types of retirement plans;

o  You receive a tax-free return of an excess IRA contribution;

o You receive a tax-qualified retirement plan distribution following retirement; or

o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

o You are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000 and the proceeds are used to purchase interests in one or more of these pools.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.


You may be eligible to sell your Class C shares without paying a contingent deferred sales charge if you:

o Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets, or

o Are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000 and the proceeds are used to purchase interests in one or more of those pools.


NOTE: If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o  Buy shares through PaineWebber's PACE Multi-Advisor Program;


--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


o  Buy $10 million or more of PaineWebber fund shares at any one time;

o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.


BUYING SHARES


If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

    PFPC Inc.
    Attn.: PaineWebber Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

o  Mailing an application with a check; or

o  Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS
-------------------
To open an account ...................    $1,000
To add to an account .................    $  100



Each fund may waive or reduce these amounts for:

o  Employees of PaineWebber or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

FREQUENT TRADING. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.


SELLING SHARES


You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o  Your name and address;

o  The fund's name;

--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


o  The fund account number;

o  The dollar amount or number of shares you want to sell; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

    PFPC Inc.
    Attn.: PaineWebber Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.


EXCHANGING SHARES


You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

o  Your name and address;

o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

o  Your account number;

o How much you are exchanging (by dollar amount or by number of shares to be sold); and

o A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.


PRICING AND VALUATION



The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is



--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISER


Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. It is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 76 separate portfolios and aggregate assets of approximately $48.9 billion.


PORTFOLIO MANAGERS

BALANCED FUND. T. Kirkham Barneby is responsible for the asset allocation decisions for Balanced Fund. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.


Mark A. Tincher is responsible for the day-to-day management of the equity portion of Balanced Fund. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. From March 1995 to March 1998, Mr. Tincher worked for Chase Manhattan Private Bank where he was a vice president. Mr. Tincher directed the U.S. funds management and equity research area at Chase and oversaw the management of all Chase U.S. equity funds (the Vista Funds and Trust Investment Funds).


Dennis L. McCauley is responsible for the day-to-day management of the debt securities portion of Balanced Fund. Mr. McCauley is a managing director and chief investment officer of fixed income investments of Mitchell Hutchins, responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins in 1994, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauly has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Nirmal Singh assists Mr. McCauley in managing Balanced Fund's debt securities. Mr. Singh has been a senior vice president of Mitchell Hutchins since September 1993.

Susan Ryan is responsible for the day-to-day management of the portion of Balanced Fund's assets invested in money market instruments. Ms. Ryan has been with Mitchell Hutchins since 1982 and is a senior vice president of Mitchell Hutchins.

Each of these managers first assumed responsibilities with respect to Balanced Fund in August 1995.

TACTICAL ALLOCATION FUND. T. Kirkham Barneby is responsible for the asset allocation decisions for Tactical Allocation Fund. He has been responsible for the day-to-day management of Tactical Allocation Fund since February 1995. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

ADVISORY FEES

The funds paid advisory and administration fees to Mitchell Hutchins for the most recent fiscal year ended August 31, 1999 at the following annual rates, based on average daily net assets:


Balanced Fund .....................................    0.75%(1)
Tactical Allocation Fund ..........................    0.46%(1)

----------
(1) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The percentages excluding the waiver are the same since the fee waiver represents less than 0.005%.



--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------



OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the funds have not asked their shareholders to do so.


--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


Balanced Fund normally declares and pays dividends semi-annually and distributes any gains annually. Tactical Allocation Fund normally declares and pays dividends and distributes any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.


You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.


TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.


When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the fund's shares, and any gain will be subject to federal income tax.

Each fund expects that its dividends will include capital gain distributions. However, a portion of Balanced Fund's dividends will be taxed as ordinary income, and Tactical Allocation Fund may also distribute dividends that are taxed as ordinary income. A distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.



--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by PricewaterhouseCoopers LLP, independent accountants for Balanced Fund, and Ernst & Young LLP, independent auditors for Tactical Allocation Fund, whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.





                               Prospectus Page 20
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------

                           PaineWebber Balanced Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





                                                                                  CLASS A
                                       ----------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        SIX           FOR THE        FOR THE
                                                FOR THE YEARS ENDED                    MONTHS           YEAR           YEAR
                                                      AUGUST 31,                       ENDED           ENDED          ENDED
                                       ---------------------------------------        AUGUST 31,     FEBRUARY 29,   FEBRUARY 28,
                                         1999           1998            1997          1996 (2)         1996           1995
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  beginning of period ...........      $  11.27        $  12.50       $  10.27        $  10.85       $   9.80       $  12.04
                                       --------        --------       --------        --------       --------       --------
Net investment income ...........          0.22++          0.23++         0.23++          0.12++         0.27++         0.26
Net realized and unrealied
  gains (losses) from
  investments, futures
  and options ...................          1.56++          0.31++         2.79++         (0.12)++        1.84++        (1.07)
                                       --------        --------       --------        --------       --------       --------
Net increase (decrease)
  from investment
  operations ....................          1.78            0.54           3.02            0.00           2.11          (0.81)
                                       --------        --------       --------        --------       --------       --------
Dividends from net
  investment income .............         (0.22)          (0.22)         (0.24)          (0.10)         (0.31)         (0.23)
Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)          (1.55)         (0.55)          (0.48)         (0.75)         (1.20)
                                       --------        --------       --------        --------       --------       --------
Total dividends and
  distributions to
  shareholders ..................         (1.45)          (1.77)         (0.79)          (0.58)         (1.06)         (1.43)
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  end of period .................      $  11.60        $  11.27       $  12.50        $  10.27       $  10.85       $   9.80
                                       ========        ========       ========        ========       ========       ========
Total investment return (1) .....         16.20%           4.69%         30.67%           0.03%         22.08%         (6.02)%
                                       ========        ========       ========        ========       ========       ========
Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $196,684        $182,362       $176,403        $157,525       $171,609       $174,761
Expenses to average
  net assets, net of
  waivers from adviser (3) ......          1.22%           1.26%          1.46%           1.34%*         1.29%          1.26%
Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          1.81%           1.88%          2.02%           2.19%*         2.55%          2.41%
Portfolio turnover rate .........           234%            190%           188%            103%           188%           107%


----------
*   Annualized.
+   Commencement of issuance of shares.
++  Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Fiscal year changed to August 31.
(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.


--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------

                           PaineWebber Balanced Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                  CLASS B
                                       ----------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        SIX           FOR THE        FOR THE
                                                FOR THE YEARS ENDED                    MONTHS           YEAR           YEAR
                                                      AUGUST 31,                       ENDED           ENDED          ENDED
                                       ---------------------------------------        AUGUST 31,     FEBRUARY 29,   FEBRUARY 28,
                                         1999           1998            1997          1996 (2)         1996           1995
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  beginning of period ...........      $  11.48        $  12.70       $  10.42        $  11.00       $   9.90       $  12.10
                                       --------        --------       --------        --------       --------       --------
Net investment income ...........          0.13++          0.14++         0.14++          0.08++         0.19++         0.44

Net realized and unrealied
  gains (losses) from
  investments, futures
  and options ...................          1.59++           0.31++        2.84++         (0.11)++        1.86++         (1.32)
                                       --------        --------       --------        --------       --------       --------

Net increase (decrease)
  from investment
  operations ....................          1.72            0.45           2.98           (0.03)          2.05          (0.88)
                                       --------        --------       --------        --------       --------       --------
Dividends from net
  investment income .............         (0.13)          (0.12)         (0.15)          (0.07)         (0.20)         (0.12)

Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)          (1.55)         (0.55)          (0.48)         (0.75)         (1.20)
                                       --------        --------       --------        --------       --------       --------
Total dividends and
  distributions to
  shareholders ..................         (1.36)          (1.67)         (0.70)          (0.55)         (0.95)         (1.32)
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  end of period .................      $  11.84        $  11.48       $  12.70        $  10.42       $  11.00       $   9.90
                                       ========        ========       ========        ========       ========       ========
Total investment return (1) .....         15.28%           3.87%         29.70%          (0.30)%        21.20%         (6.68)%
                                       ========        ========       ========        ========       ========       ========

Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $ 28,719        $ 26,425       $ 22,768        $ 22,307       $ 26,627       $ 37,104

Expenses to average
  net assets, net of
  waivers from adviser (3) ......          1.98%           2.03%          2.22%           2.09%*         2.05%          1.98%

Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          1.04%           1.13%          1.27%           1.43%*         1.81%          1.60%
Portfolio turnover rate .........           234%            190%           188%            103%           188%           107%





                                                                                  CLASS C
                                       ----------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        SIX           FOR THE        FOR THE
                                                FOR THE YEARS ENDED                    MONTHS           YEAR           YEAR
                                                      AUGUST 31,                       ENDED           ENDED          ENDED
                                       ---------------------------------------        AUGUST 31,     FEBRUARY 29,   FEBRUARY 28,
                                         1999           1998            1997          1996 (2)         1996           1995
                                       --------        --------       --------        --------       --------       --------

Net asset value,
  beginning of period ...........      $  11.28        $  12.52       $  10.29        $  10.88       $   9.82       $  12.03
                                       --------        --------       --------        --------       --------       --------
Net investment income ...........          0.14++          0.14++         0.14++          0.08++         0.19++         0.19

Net realized and unrealied
  gains (losses) from
  investments, futures
  and options ...................          1.56++          0.31++         2.80++         (0.12)++        1.84++       (1.07)
                                       --------        --------       --------        --------       --------       --------

Net increase (decrease)
  from investment
  operations ....................          1.70            0.45           2.94           (0.04)          2.03          (0.88)
                                       --------        --------       --------        --------       --------       --------
Dividends from net
  investment income .............         (0.15)          (0.14)         (0.16)          (0.07)         (0.22)         (0.13)

Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)          (1.55)         (0.55)          (0.48)         (0.75)         (1.20)
                                       --------        --------       --------        --------       --------       --------
Total dividends and
  distributions to
  shareholders ..................         (1.38)          (1.69)         (0.71)          (0.55)         (0.97)         (1.33)
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  end of period .................      $  11.60        $  11.28       $  12.52        $  10.29       $  10.88       $   9.82
                                       ========        ========       ========        ========       ========       ========

Total investment return (1) .....         15.34%           3.89%         29.70%          (0.38)%        21.12%        (6.69)%
                                       ========        ========       ========        ========       ========       ========

Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $ 19,894        $ 14,581       $  8,736        $  6,979       $  7,469       $  8,525

Expenses to average
  net assets, net of
  waivers from adviser (3) ......          1.95%           2.00%          2.21%           2.09%*         2.08%          2.01%

Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          1.08%           1.18%          1.27%           1.44%*         1.77%          1.62%
Portfolio turnover rate .........           234%            190%           188%            103%           188%           107%




                                                CLASS Y
                                     -------------------------------
                                                         FOR THE
                                        FOR THE          PERIOD
                                         YEAR        MARCH 26, 1998+
                                         ENDED          THROUGH
                                       AUGUST 31,      AUGUST 31,
                                         1999            1998
                                      -----------    ---------------
Net asset value,
  beginning of period ...........      $  11.27        $  12.55
                                       --------        --------
Net investment income ...........          0.26++          0.11++

Net realized and unrealied
  gains (losses) from
  investments, futures
  and options ...................          1.55++         (1.28)++
                                       --------        --------
Net increase (decrease)
  from investment
  operations ....................          1.81           (1.17)
                                       --------        --------
Dividends from net
  investment income .............         (0.26)          (0.11)

Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)             --
                                       --------        --------
Total dividends and
  distributions to
  shareholders ..................         (1.49)          (0.11)
                                       --------        --------
Net asset value,
  end of period .................      $  11.59        $  11.27
                                       ========        ========
Total investment return (1) .....         16.42%         (9.41)%
                                       ========        ========
Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $    519        $    175

Expenses to average
  net assets, net of
  waivers from adviser (3) ......          0.96%           0.89%*

Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          2.11%           2.48%*
Portfolio turnover rate .........           234%            190%


--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------

                      PaineWebber Tactical Allocation Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------






                                                                                    CLASS A
                                                     ----------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED
                                                                                 AUGUST 31,
                                                     ----------------------------------------------------------------------
                                                       1999           1998            1997            1996          1995**
                                                     --------        --------       --------        --------       --------

Net asset value, beginning of period ..........      $  23.55        $  22.23       $  16.15        $  14.86       $  13.78
                                                     --------        --------       --------        --------       --------
Net investment income (loss) ..................          0.15            0.15           0.18@           0.18           0.22
Net realized and unrealized gains
  from investments ............................          8.84            1.47           6.12@           2.31           2.05
                                                     --------        --------       --------        --------       --------
Net increase from investment operations .......          8.99            1.62           6.30            2.49           2.27
                                                     --------        --------       --------        --------       --------
Dividends from net
  investment income ...........................         (0.17)          (0.12)         (0.14)          (0.14)         (0.22)
Distributions from net realized gains
   from investments transactions ..............         (0.58)          (0.18)         (0.08)          (1.06)         (0.97)
                                                     --------        --------       --------        --------       --------
Total dividends and distributions
  to shareholders .............................         (0.75)          (0.30)         (0.22)          (1.20)         (1.19)
                                                     --------        --------       --------        --------       --------
Net asset value, end of period ................        $31.79        $  23.55       $  22.23        $  16.15       $  14.86
                                                     ========        ========       ========        ========       ========

Total investment return(1) ....................         38.65%           7.31%         39.26%          17.35%         18.43%
                                                     ========        ========       ========        ========       ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $702,580        $340,245       $170,759        $ 23,551         $1,944
Expenses to average  net assets,
  net of waivers from adviser(2) ..............          0.84%           0.95%          0.99%           1.17%          1.46%
Net investment income (loss) to average net
  assets, net of waivers from adviser(2) ......          0.56%           0.74%          0.88%           1.12%          1.60%
Portfolio turnover rate .......................             6%             33%             6%              6%            53%



----------
+   Commencement of issuance of shares.
*   Annualized.
** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.
@   Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) During the year ended August 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.
#   Actual amount is less than $0.005.


--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------

                      PaineWebber Tactical Allocation Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




                                                                                    CLASS B
                                                     -------------------------------------------------------
                                                                                                    FOR THE
                                                                                                    PERIOD
                                                               FOR THE YEARS ENDED                JANUARY 30,
                                                                    AUGUST 31,                      1996+ TO
                                                     ---------------------------------------       AUGUST 31,
                                                       1999           1998            1997            1996
                                                     --------        --------       --------        --------

Net asset value, beginning of period ..........      $  23.32        $  22.08       $  16.13        $  15.54
                                                     --------        --------       --------        --------
Net investment income (loss) ..................         (0.04)           0.00           0.03@           0.02
Net realized and unrealized gains
  from investments ............................          8.73            1.43           6.09@           0.57
                                                     --------        --------       --------        --------

Net increase from investment operations .......          8.69            1.43           6.12            0.59
                                                     --------        --------       --------        --------
Dividends from net investment income ..........         (0.02)          (0.01)         (0.09)             --
Distributions from net realized gains
  from investments transactions ...............         (0.58)          (0.18)         (0.08)             --
                                                     --------        --------       --------        --------
Total dividends and distributions
  to shareholders .............................         (0.60)          (0.19)         (0.17)           0.00
                                                     --------        --------       --------        --------
Net asset value, end of period ................      $  31.41        $  23.32       $  22.08        $  16.13
                                                     ========        ========       ========        ========

Total investment return(1) ....................         37.61%           6.49%         38.14%           3.80%
                                                     ========        ========       ========        ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $964,933        $483,068       $239,836        $ 28,495
Expenses to average net assets,
  net of waivers from adviser(2) ..............          1.59%           1.71%          1.74%           1.84%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) .....        (0.20)%          (0.02)%         0.13%           0.47%*
Portfolio turnover rate .......................             6%             33%             6%              6%





                                                                                    CLASS C
                                                     ----------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED
                                                                                 AUGUST 31,
                                                     ----------------------------------------------------------------------
                                                       1999           1998            1997            1996          1995**
                                                     --------        --------       --------        --------       --------
Net asset value, beginning of period ..........      $  23.45        $  22.18       $  16.12        $  14.87       $  13.78
                                                     --------        --------       --------        --------       --------
Net investment income (loss) ..................         (0.06)          (0.01)          0.03@           0.06           0.12
Net realized and unrealized gains
  from investments ............................          8.79            1.45           6.11@           2.32           2.06
                                                     --------        --------       --------        --------       --------

Net increase from investment operations .......          8.73            1.44           6.14            2.38           2.18
                                                     --------        --------       --------        --------       --------
Dividends from net investment income ..........         (0.00)#            --             --           (0.07)         (0.12)
Distributions from net realized gains
  from investments transactions ...............         (0.58)          (0.17)         (0.08)          (1.06)         (0.97)
                                                     --------        --------       --------        --------       --------
Total dividends and distributions
  to shareholders .............................         (0.58)          (0.17)         (0.08)          (1.13)         (1.09)
                                                     --------        --------       --------        --------       --------
Net asset value, end of period ................      $  31.60        $  23.45       $  22.18        $  16.12       $  14.87
                                                     ========        ========       ========        ========       ========

Total investment return(1) ....................         37.58%           6.49%         38.20%          16.52%         17.57%
                                                     ========        ========       ========        ========       ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $738,781        $397,767       $233,044        $ 73,630       $ 48,105
Expenses to average net assets,
  net of waivers from adviser(2) ..............          1.60%           1.70%          1.75%           1.95%          2.22%
Net investment income (loss) to average net
  assets,  net of waivers from adviser(2) .....         (0.20)%         (0.01)%         0.14%           0.35%          0.86%
Portfolio turnover rate .......................             6%             33%             6%              6%            53%





                                                                                    CLASS Y
                                                     ----------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED
                                                                                 AUGUST 31,
                                                     ----------------------------------------------------------------------
                                                       1999           1998            1997            1996          1995**
                                                     --------        --------       --------        --------       --------
Net asset value, beginning of period ..........      $  23.68        $  22.33       $  16.20        $  14.88       $  13.79
                                                     --------        --------       --------        --------       --------
Net investment income (loss) ..................          0.22            0.21           0.23@           0.30           0.23
Net realized and unrealized gains
  from investments ............................          8.91            1.49           6.13@           2.24           2.09
                                                     --------        --------       --------        --------       --------
Net increase from investment operations .......          9.13            1.70           6.36            2.54           2.32
                                                     --------        --------       --------        --------       --------
Dividends from net investment income ..........         (0.24)          (0.17)         (0.15)          (0.16)         (0.26)
Distributions from net realized gains
  from investments transactions ...............         (0.58)          (0.18)         (0.08)          (1.06)         (0.97)
                                                     --------        --------       --------        --------       --------
Total dividends and distributions
  to shareholders .............................         (0.82)          (0.35)         (0.23)          (1.22)         (1.23)
                                                     --------        --------       --------        --------       --------
Net asset value, end of period ................      $  31.99        $  23.68       $  22.33        $  16.20       $  14.88
                                                     ========        ========       ========        ========       ========

Total investment return(1) ....................         39.03%           7.62%         39.55%          17.70%         18.79%
                                                     ========        ========       ========        ========       ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $129,893        $ 74,872      $  36,467        $ 12,803       $  2,506
Expenses to average net assets, net
  of waivers from adviser(2) ..................          0.58%           0.67%          0.74%           0.95%          1.23%
Net investment income (loss) to average net
  assets, net of waivers from adviser(2) ......          0.82%           1.03%          1.16%           1.38%          1.86%
Portfolio turnover rate .......................             6%             33%             6%              6%            53%





--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------


PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



TICKER SYMBOL:      Balanced Fund Class    A: PASAX         Tactical Allocation Fund Class:    A: PWTAX
                                           B: PASBX                                            B: PWTBX
                                           C: PASCX                                            C: KPAAX
                                           Y: None                                             Y: None


If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009, Telephone:1-800-SEC-0330

o   Free, from the SEC's Internet website at: http://www.sec.gov






Paine Webber Master Series, Inc.
- Paine Webber Balanced Fund
Investment Company Act File No. 811-4448

Paine Webber Investment Trust
- Paine Webber Tactical Allocation Fund
Investment Company Act File No. 811-6292


(C) 1999 PaineWebber Incorporated. All rights reserved. Member SIPC.

                            PAINEWEBBER BALANCED FUND
                      PAINEWEBBER TACTICAL ALLOCATION FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION


           Each of the funds named above is a series of a diversified, professionally managed, open-end management investment company. PaineWebber Balanced Fund is a series of PaineWebber Master Series, Inc., a Maryland corporation ("Corporation"). PaineWebber Tactical Allocation Fund is a series of PaineWebber Investment Trust, a Massachusetts business trust ("Trust").


           The investment adviser, administrator and distributor for each fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of fund shares.

           Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report by calling toll-free 1-800-647-1568.


           This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated December 10, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated December 10, 1999.



                                                  TABLE OF CONTENTS                             PAGE
                                                                                                ----
The Funds and Their Investment  Policies ...................................................      2
The Funds' Investments, Related Risks and  Limitations .....................................      3
Strategies Using Derivative Instruments ....................................................     18
Organization; Board Members, Officers and Principal Holders of Securities ..................     25
Investment Advisory, Administration and Distribution Arrangements ..........................     33
Portfolio Transactions                                                                           38
Reduced Sales Charges, Additional Exchange and Redemption Information and Other Services ...     41
Conversion of Class B Shares ...............................................................     46
Valuation of  Shares .......................................................................     46
Performance  Information ...................................................................     47
Taxes ......................................................................................     50
Other Information                                                                                53
Financial  Statements ......................................................................     54
Appendix ...................................................................................    A-1

                     THE FUNDS AND THEIR INVESTMENT POLICIES

           Neither fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

           BALANCED FUND has an investment objective of high total return with low volatility. The fund invests primarily in a combination of three asset classes: stocks (equity securities), bonds (investment grade bonds) and cash (money market instruments) and maintains a fixed income allocation (including bonds and cash) of at least 25%.


           Balanced Fund may invest in a broad range of equity securities issued by companies believed by Mitchell Hutchins to have the potential for rapid earnings growth, investment grade bonds, U.S. government securities, convertible securities and money market instruments. The fund may invest in U.S. dollar-denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. The fund may also invest up to 10% of its assets in bonds and other securities (including convertible securities) rated below investment grade but rated at least B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's a division of The McGraw-Hill Companies, Inc. ("S&P"), comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality.


           The money market instruments in which Balanced Fund may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1.5 billion; commercial paper and other short-term corporate obligations; and variable and floating rate securities and repurchase agreements. The fund may also hold cash.

           The commercial paper and other short-term corporate obligations purchased by Balanced Fund will consist only of obligations of U.S. corporations that are (1) rated at least Prime-2 by Moody's or A-2 by S&P, (2) comparably rated by another rating agency or (3) unrated and determined by Mitchell Hutchins to be of comparable quality. These obligations may include variable amount master demand notes, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. Such obligations are usually unrated by a rating agency.

           Balanced Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

           TACTICAL ALLOCATION FUND has an investment objective of total return, consisting of long-term capital appreciation and current income. The fund seeks to achieve its objective by using the Tactical Allocation Model, a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the S&P 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S. Treasury bills.


           Tactical Allocation Fund seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. Mitchell Hutchins allocates the fund's assets based on the Tactical Allocation Model's quantitative assessment of the projected rates of return for each asset class. Mitchell Hutchins allocates the fund's assets based on the Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strongly positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.

           The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year U.S. Treasury bill. When the stock market's ERP is high, the Model signals the fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

           If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year U.S. Treasury bill.

           Tactical Allocation Fund deviates from the recommendations of the Tactical Allocation Model only to the extent necessary to maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay fund operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares.


           In its stock portion, Tactical Allocation Fund attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry section. The fund's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of fund shares that may occur daily, as well as from expenses borne by the fund. Instead, the fund attempts to achieve a correlation of at least
0.95 between the performance of the fund's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the S&P 500 Index). The S&P 500 Index can include U.S. dollar-denominated equity securities of foreign issuers and the fund invests in the securities to the extent needed to track the performance of the S&P 500 Index.


           Asset reallocations are made, if required, on the first business day of each month. In addition to any reallocation of assets directed by the Tactical Allocation Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix. Any cash maintained to pay fund operating expenses, pay dividends and other distributions and to meet share redemptions is invested on a daily basis.


           Tactical Allocation Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 20% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."


              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

           The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.


           EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

           Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible bonds include debentures, notes and similar securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Preferred stock also may be converted into or exchanged for common stock. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

           While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, the prices of equity securities generally fluctuate more than bonds and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.


           BONDS are fixed or variable rate debt obligations, including notes, debentures, and similar instruments and securities, including money market instruments. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

           Bonds are subject to interest rate risk and credit risk, but to varying degrees. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond, or that a market may become less confident as to the issuer's ability or willingness to do so. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.


           CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's, S&P, and other rating agencies are private services that provide ratings of the credit quality of bonds and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this SAI. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such ratings represent an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.


           Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade the rating of a bond. Subsequent to a bond's purchase by a fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. Balanced Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

           In addition to ratings assigned to individual bond issues, Mitchell Hutchins will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.


           Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that Mitchell Hutchins determines to be of comparable quality.


           High yield bonds (commonly known as "junk bonds") are non-investment grade bonds. This means they are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality. A fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.


           The market for non-investment grade bonds has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to the issuers' financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.


           The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

           U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

           U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

           Treasury inflation-protected securities ("TIPS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semi-annually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time.

           ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

           MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. The U.S. government mortgage-backed securities in which Balanced Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae (also known as the Government National Mortgage
Association),   Fannie  Mae  (also  known  as  the  Federal  National   Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) or other government sponsored enterprises. Other domestic mortgage-backed securities are sponsored or issued by private entities, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purposes entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Foreign mortgage-backed securities may be issued by mortgage banks and other private or governmental entities outside the United States and are supported by interests in foreign real estate.

           Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

           A major difference between mortgage-backed securities and traditional bonds is that interest and principal payments are made more frequently (usually monthly) and that principal may be repaid at any time because the underlying mortgage loans may be prepaid at any time. When interest rates go down and homeowners refinance their mortgages, mortgage-backed securities may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed securities may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

           Mortgage-backed securities also may decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

           CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

           Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.


           The market for privately issued mortgage-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Foreign mortgage-backed securities markets are substantially smaller than U.S. markets but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured differently than domestic mortgage-backed securities, but they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.


           During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile, and these securities may become illiquid. Mitchell Hutchins seeks to manage a fund's investments in mortgage-backed securities so that the volatility of its portfolio, taken as a whole, is consistent with its investment objective. Management of portfolio duration is an important part of this. However, computing the duration of mortgage-backed securities is complex. See, "-- Duration." If Mitchell Hutchins does not compute the duration of mortgage-backed securities correctly, the value of the fund's portfolio may be either more or less sensitive to changes in market interest rates than intended. In addition, if market interest rates or other factors that affect the volatility of securities held by a fund change in ways that Mitchell Hutchins does not anticipate, the fund's ability to meet its investment objective may be reduced.


           More information concerning these mortgage-backed securities and the related risks of investments therein is set forth below. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, Balanced Fund expects to invest in those new types of mortgage-backed securities that Mitchell Hutchins believe may assist the fund in achieving its investment objective. Similarly, Balanced Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

           GINNIE MAE CERTIFICATES -- Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificate holders such as Balanced Fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

           FANNIE MAE CERTIFICATES -- Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S.
government.

           FREDDIE MAC CERTIFICATES -- Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

           PRIVATE MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.


           COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS -- CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

           In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any PO class) on a monthly, quarterly or semiannual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.


           Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.


           Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates -- i.e., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse IO class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.


           TYPES OF CREDIT ENHANCEMENT -- To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) loss protection. Loss protection relates to losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Loss protection ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. Balanced Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

           SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES -- The yield characteristics of mortgage- and asset-backed securities differ from those of traditiona1 debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

           The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

           Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield.


           ADJUSTABLE RATE MORTGAGE AND FLOATING RATE MORTGAGE-BACKED SECURITIES -- Adjustable rate mortgage ("ARM") securities are mortgage-backed securities (sometimes referred to as ARMs) that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest. Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARMs represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARM loans. These mortgage loans generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARM loans specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. These mortgage loans also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. If a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM loan. Borrowers under these mortgage loans experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

           ARM loans also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on these mortgage loans could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARM loans might decrease. The rate of prepayments with respect to ARM loans has fluctuated in recent years.

           The rates of interest payable on certain ARM loans, and therefore on certain ARM securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM securities supported by ARM loans that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.


           Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.


           INVESTING IN FOREIGN SECURITIES. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

           The funds may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADRs generally are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.


           ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.


           Investment income and gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

           INVESTMENTS IN OTHER INVESTMENT COMPANIES. The funds may invest in securities of other investment companies, subject to Investment Company Act of 1940, as amended ("Investment Company Act") limitations which at present restrict these investments in registered investment companies to no more than 10% of a fund's total assets. The shares of other investment companies are subject to the management fees and other expenses of those funds, and the purchase of shares of some investment companies requires the payment of sales loads and sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies. Balanced Fund may invest in the shares of other investment companies when, in the judgment of Mitchell Hutchins, the potential benefits of such investment outweigh the payment of any management fees and expenses and, where applicable, premium or sales load.

           ZERO COUPON, OID AND PIK SECURITIES. Zero coupon securities are securities on which no periodic interest payments are made but instead are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of (separated from)  their  unmatured  interest  coupons  (unmatured  interest  payments)  and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip the coupons from interest-paying bonds and sell the principal and the coupons separately.

           Other securities are sold with original issue discount ("OID"), a term that means the securities are issued at a price that is lower than their value at maturity, even though interest on the securities may be paid make prior to maturity. In addition, payment-in-kind ("PIK") securities pay interest in additional securities, not in cash. OID and PIK securities usually trade at a discount from their face value.

           Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities and PIK securities also are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.

           Federal tax law requires that the holder of a zero coupon security or other OID security include in gross income each year the OID that accrues on the security for the year, even though the holder receives no interest payment on the security during the year. Similarly, while PIK securities may pay interest in the form of additional securities rather than cash, that interest must be included in a fund's current income. These distributions would have to be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund would not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares would ultimately be reduced as a result.


           Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificate of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities.

           CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities,
(2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

           WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

           TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Balanced Fund may invest in money market investments for temporary or defensive purposes or as part of its normal investment program. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their foreign political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

           ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by a fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the fund may repurchase any over-the-counter options it writes at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest only and principal only classes of mortgage-backed securities generally are considered illiquid. However, interest only and principal only classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins has determined that they are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

           Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

           However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

           Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.


           The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers , (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (6) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.


           REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


           Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks .

           REVERSE REPURCHASE AGREEMENTS. Balanced Fund may enter into reverse repurchase agreements with banks and securities dealers . Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest and are subject to the fund's limitation on borrowings. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.


           Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

           WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, that is, for issuance or delivery to the fund later than the normal settlement date for such securities at a stated price and yield. When issued securities include TBA ("to be assigned") securities. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed-delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed-delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed-delivery securities held by that fund, exceeds its net assets.

           A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins, as applicable, deems it advantageous to do so, which may result in a gain or loss to the fund.

           DURATION. Duration is a measure of the expected life of a debt security on a present value basis. Duration incorporates the debt security's yield, coupon interest payments, final maturity and call features into one measures and is one of the fundamental tools used by Mitchell Hutchins in portfolio selection and yield curve positioning a fund's investments in debt securities. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.

           Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable debt security, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

           Duration allows Mitchell Hutchins to make certain predictions as to the effect that changes in the level of interest rates will have on the value of Balanced Fund's portfolio of debt securities. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins calculates the duration of a fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

           Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

           There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.


           LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities in an amount up to 33-1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


           Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.


           SHORT SALES "AGAINST THE BOX." Short sales of securities a fund owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns are known as short sales "against the box". To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and the fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."


           A fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


           SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or swaps.

INVESTMENT LIMITATIONS OF THE FUNDS

           FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

           Each fund will not:

(1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

(2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.


(3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.


(4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

(5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

           NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the appropriate board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


           Each fund will not:

      (1)    invest more than 10% of its net assets in illiquid securities.

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


      (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                    STRATEGIES USING DERIVATIVE INSTRUMENTS

           GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts and swap transactions to attempt to hedge each fund's portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio, including adjusting a fund's exposure to different asset classes or maintaining exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses). A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk, and Tactical Allocation Fund, in particular, may use Derivative Instruments to this extent in reallocating its exposure to different asset classes when the Tactical Allocation Model's recommends asset allocation mix changes. Under normal circumstances, however, each fund's use of these instruments will place at risk a much smaller portion of its assets. Balanced Fund may also enter into certain interest rate protection transactions. Balanced Fund may use all of the instruments identified below. Tactical Allocation Fund is limited to stock index options and futures, futures on five-year U.S. Treasury notes and options on these permitted futures contracts. The particular Derivative Instruments that may be used by the funds are described below.


           The funds might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a fund may have lower net income and a net loss on the investment.

           OPTIONS ON EQUITY AND DEBT SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

           OPTIONS ON SECURITIES INDICES. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

           SECURITIES INDEX FUTURES CONTRACTS. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

           INTEREST RATE FUTURES CONTRACTS. Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

           OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

           GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

           Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

           A fund may purchase and write (sell) covered straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

           Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which a fund has invested or expects to invest.
Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

           Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

           The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."


           In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may use these opportunities for a fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


           SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

           (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

           (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

           (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

           (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

           COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

           Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

           OPTIONS.  The  funds may  purchase  put and call  options,  and write
(sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investments, Related Risks and Limitations--Illiquid Securities."

           The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contract to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

           A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

           The funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

           The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

           If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

           A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

           LIMITATIONS ON THE USE OF OPTIONS. Each fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

          (1) A fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

          (2) The aggregate value of securities underlying put options written by a fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

          (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.

           FUTURES. The funds may purchase and sell securities index futures contracts or interest rate future contracts. A fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

           Futures strategies also can be used to manage the average duration of a fund's bond portfolio. If Mitchell Hutchins wishes to shorten the average duration of a fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

           A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to a fund than is purchasing the futures contract.

           No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

           Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

           Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

           Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
           If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

           Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

           LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. Each fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

        (1) To the extent a fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

        (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by each fund that are held at any time will not exceed 20% of its net assets.

        (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each fund will not exceed 5% of its total assets.


           SWAP TRANSACTIONS. Balanced Fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. The fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.


           Balanced Fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.

           Balanced Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Since segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

           Balanced Fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.



    ORGANIZATION; BOARD MEMBERS, OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES


           The Corporation was organized on October 29, 1985, as a Maryland corporation. The Corporation has two operating series and has authority to issue 10 billion shares of common stock of separate series, par value $0.001 per share (four billion shares are designated as shares of Balanced Fund). The Trust was formed on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and has two operating series. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $0.001 per share.

           The Trust and the Corporation are each governed by a board of trustees or directors, which oversees its operations . The trustees or directors ("board members") and executive officers of the Trust and the Corporation, their ages, business addresses and principal occupations during the past five years are:


     NAME AND ADDRESS; AGE               POSITION WITH                     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------               -------------                     ----------------------------------------
                                       TRUST/CORPORATION
                                       -----------------
Margo N. Alexander*+; 52              Trustee/Director and            Mrs.  Alexander  is chairman  (since  March 1999),
                                            President                 chief executive officer and a director of Mitchell
                                                                      Hutchins  (since January  1995),  and an executive
                                                                      vice  president  and  a  director  of  PaineWebber
                                                                      (since  March 1984).  Mrs.  Alexander is president
                                                                      and  a  director  or  trustee  of  32   investment
                                                                      companies for which Mitchell Hutchins, PaineWebber
                                                                      or one of their  affiliates  serves as  investment
                                                                      adviser.

Richard Q. Armstrong; 64                Trustee/Director              Mr.   Armstrong  is  chairman  and   principal  of
R.Q.A. Enterprises                                                    R.Q.A.  Enterprises  (management   and  consulting
One Old Church Road                                                   firm)  (since  April 1991 and principal occupation
Unit #6                                                               since  March 1995).  Mr. Armstrong was chairman of
Greenwich, CT 06830                                                   the board, chief executive  officer  and  co-owner
                                                                      of Adirondack  Beverages (producer and distributor
                                                                      of  soft   drinks  and   sparkling/still   waters)
                                                                      (October 1993-March 1995). He was a partner of The
                                                                      New   England    Consulting   Group    (management
                                                                      consulting firm) (December  1992-September  1993).
                                                                      He was managing director of LVMH U.S.  Corporation
                                                                      (U.S.   subsidiary  of  the  French  luxury  goods
                                                                      conglomerate,   Louis   Vuitton   Moet   Hennessey
                                                                      Corporation)  (1987-1991) and chairman of its wine
                                                                      and  spirits  subsidiary,  Schieffelin  & Somerset
                                                                      Company  (1987-1991).  Mr. Armstrong is a director
                                                                      or trustee of 31  investment  companies  for which
                                                                      Mitchell  Hutchins,  PaineWebber  or one of  their
                                                                      affiliates  serves  as  investment   adviser.

E. Garrett Bewkes,  Jr.**+; 73          Trustee/Director and          Mr.  Bewkes is a director  of Paine  Webber  Group
                                      Chairman of the Board of        Inc. ("PW Group")  (holding company of PaineWebber
                                         Trustees/Directors           and Mitchell Hutchins). Prior to December 1995, he
                                                                      was a consultant  to PW Group.  Prior to 1988,  he
                                                                      was  chairman  of the board,  president  and chief
                                                                      executive  officer of American  Bakeries  Company.
                                                                      Mr.  Bewkes is a director of  Interstate  Bakeries
                                                                      Corporation.  Mr.  Bewkes is a director or trustee
                                                                      of 35  investment  companies  for  which  Mitchell
                                                                      Hutchins,  PaineWebber or one of their  affiliates
                                                                      serves as investment adviser.

     NAME AND ADDRESS; AGE               POSITION WITH                     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------               -------------                     ----------------------------------------
                                       TRUST/CORPORATION
                                       -----------------
Richard R. Burt; 52                    Trustee/Director               Mr. Burt  is  chairman  of  IEP   Advisors,   Inc.
1275 Pennsylvania Ave., N.W.                                          (international  investments  and  consulting firm)
Washington,  DC 20004                                                 (since  March  1994) and a partner  of  McKinsey &
                                                                      Company (management consulting firm) (since 1991).
                                                                      He is also a  director  of  Archer-Daniels-Midland
                                                                      Co.   (agricultural     commodities),    Hollinger
                                                                      International Co.  (publishing),  Homestake Mining
                                                                      Corp. (gold mining),  Powerhouse Technologies Inc.
                                                                      (provides   technology   to  gaming  and  wagering
                                                                      industry)  and  Chairman  of Weirton  Steel  Corp.
                                                                      (makes and finishes  steel  products)  since April
                                                                      1996. He was the chief negotiator in the Strategic
                                                                      Arms Reduction  Talks with the former Soviet Union
                                                                      (1989-1991) and the U.S. Ambassador to the Federal
                                                                      Republic  of Germany  (1985-1989).  Mr.  Burt is a
                                                                      director or trustee of 31 investment companies for
                                                                      which  Mitchell  Hutchins,  PaineWebber  or one of
                                                                      their affiliates serves as investment adviser.

Mary C. Farrell**+;  50                 Trustee/Director              Ms.  Farrell  is  a  managing   director,   senior
                                                                      investment strategist and member of the Investment
                                                                      Policy  Committee  of  PaineWebber.   Ms.  Farrell
                                                                      joined PaineWebber in 1982. She is a member of the
                                                                      Financial Women's Association and Women's Economic
                                                                      Roundtable  and  appears as a regular  panelist on
                                                                      Wall  $treet  Week with Louis  Rukeyser.  She also
                                                                      serves  on the  Board  of  Overseers  of New  York
                                                                      University's Stern School of Business. Ms. Farrell
                                                                      is  a  director   or  trustee  of  30   investment
                                                                      companies for which Mitchell Hutchins, PaineWebber
                                                                      or one of their  affiliates  serves as  investment
                                                                      adviser.

Meyer Feldberg; 57                      Trustee/Director              Mr.  Feldberg is Dean and  Professor of Management
Columbia University                                                   of  the  Graduate  School  of  Business,  Columbia
101 Uris Hall                                                         University. Prior to 1989, he was president of the
New York, NY 10027                                                    Illinois Institute of Technology. Dean Feldberg is
                                                                      also a director of  Primedia,  Inc.  (publishing),
                                                                      Federated  Department  Stores,  Inc.  (operator of
                                                                      department stores) and Revlon,  Inc.  (cosmetics).
                                                                      Dean  Feldberg  is a  director  or  trustee  of 34
                                                                      investment  companies for which Mitchell Hutchins,
                                                                      PaineWebber or one of their  affiliates  serves as
                                                                      investment adviser.

     NAME AND ADDRESS; AGE               POSITION WITH                     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------               -------------                     ----------------------------------------
                                       TRUST/CORPORATION
                                       -----------------
George W. Gowen; 69                    Trustee/Director                Mr.  Gowen  is  a  partner  in  the  law  firm  of
666 Third Avenue                                                       Dunnington, Bartholow & Miller. Prior to May 1994,
New York, NY 10017                                                     he  was  a  partner of  in  the law firm of Fryer,
                                                                       Ross & Gowen.  Mr.  Gowen is a director or trustee
                                                                       of 34  investment  companies  for  which  Mitchell
                                                                       Hutchins,  PaineWebber or one of their  affiliates
                                                                       serves as investment adviser.

Frederic V. Malek; 62                  Trustee/Director                Mr. Malek is chairman of Thayer  Capital  Partners
1455 Pennsylvania Ave., N.W.                                           (merchant  bank).  From January  1992 to  November
Suite 350                                                              1992, he was campaign  manager of Bush-Quayle `92.
Washington, DC  20004                                                  From 1990 to 1992, he was vice chairman  and, from
                                                                       1989  to  1990  he  was   president  of  Northwest
                                                                       Airlines  Inc.  and NWA Inc.  (holding  company of
                                                                       Northwest  Airlines  Inc.).  Prior to 1989, he was
                                                                       employed  by  the  Marriott  Corporation  (hotels,
                                                                       restaurants,   airline   catering   and   contract
                                                                       feeding),  where he most recently was an executive
                                                                       vice  president and  president of Marriott  Hotels
                                                                       and Resorts. Mr. Malek is also a director of Aegis
                                                                       Communications,  Inc.  (tele-services),   American
                                                                       Management Systems,  Inc.  (management  consulting
                                                                       and computer  related  services),  Automatic  Data
                                                                       Processing,  Inc.  (computing),  CB Richard Ellis,
                                                                       Inc.  (real  estate  services),  FPL  Group,  Inc.
                                                                       (electric   services),   Global   Vacation   Group
                                                                       (packaged vacations), HCR/Manor Care, Inc. (health
                                                                       care) and  Northwest  Airlines Inc. Mr. Malek is a
                                                                       director or trustee of 31 investment companies for
                                                                       which  Mitchell  Hutchins,  PaineWebber  or one of
                                                                       their affiliates serves as investment adviser.

Carl W. Schafer; 63                           Trustee/Director         Mr.   Schafer  is   president   of  the   Atlantic
66 Witherspoon Street, #1100                                           Foundation   (charitable   foundation   supporting
Princeton, NJ 08542                                                    mainly oceanographic exploration and research). He
                                                                       is a  director  of EII  Realty  Trust  (investment
                                                                       company),    Labor    Ready,    Inc.    (temporary
                                                                       employment), Roadway Express, Inc. (trucking), The
                                                                       Guardian  Group  of  Mutual  Funds,  the  Harding,
                                                                       Loevner Funds,  Evans Systems,  Inc. (motor fuels,
                                                                       convenience   store  and   diversified   company),
                                                                       Electronic   Clearing   House,   Inc.   (financial
                                                                       transactions processing), Frontier Oil Corporation
                                                                       and Nutraceutix,  Inc.  (bio-technology  company).
                                                                       Prior to  January  1993,  he was  chairman  of the
                                                                       Investment Advisory Committee of the Howard Hughes
                                                                       Medical  Institute.  Mr.  Schafer is a director or
                                                                       trustee  of  31  investment  companies  for  which
                                                                       Mitchell  Hutchins,  PaineWebber  or one of  their
                                                                       affiliates serves as investment adviser.

     NAME AND ADDRESS; AGE               POSITION WITH                     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------               -------------                     ----------------------------------------
                                       TRUST/CORPORATION
                                       -----------------
Brian M. Storms*+; 45                  Trustee/Director               Mr.  Storms  is  president  and  chief   operating
                                                                      officer of Mitchell  Hutchins  (since March 1999).
                                                                      Prior  to  March  1999,   he  was   president   of
                                                                      Prudential  Investments   (1996-1999).   Prior  to
                                                                      joining Prudential,  he was a managing director at
                                                                      Fidelity Investments.  Mr. Storms is a director or
                                                                      trustee  of  31  investment  companies  for  which
                                                                      Mitchell  Hutchins,  PaineWebber  or one of  their
                                                                      affiliates serves as investment adviser.

T. Kirkham Barneby*; 53                 Vice President                Mr.  Barneby  is a  managing  director  and  chief
                                                                      investment  officer--quantitative  investments  of
                                                                      Mitchell Hutchins. Prior to September 1994, he was
                                                                      a  senior  vice   president   at  Vantage   Global
                                                                      Management.  Mr.  Barneby is a vice  president  of
                                                                      seven  investment  companies  for  which  Mitchell
                                                                      Hutchins,  PaineWebber or one of their  affiliates
                                                                      serves as investment adviser.

John J. Lee**; 31                      Vice President and             Mr. Lee is a vice  president  and a manager of the
                                      Assistant Treasurer             mutual  fund   finance   department   of  Mitchell
                                                                      Hutchins. Prior to September 1997, he was an audit
                                                                      manager  in the  financial  services  practice  of
                                                                      Ernst & Young LLP. Mr. Lee is a vice president and
                                                                      assistant treasurer of 32 investment companies for
                                                                      which  Mitchell  Hutchins,  PaineWebber  or one of
                                                                      their affiliates serves as investment adviser.

Kevin J. Mahoney**; 34               Vice President and Assistant     Mr. Mahoney is a first vice president and a senior
                                             Treasurer                manager of the mutual fund finance  department  of
                                                                      Mitchell Hutchins.  From August 1996 through March
                                                                      1999,  he  was  the  manager  of the  mutual  fund
                                                                      internal  control  group of Salomon  Smith Barney.
                                                                      Prior to  August  1996,  he was an  associate  and
                                                                      assistant   treasurer  for   BlackRock   Financial
                                                                      Management  L.P. Mr.  Mahoney is a vice  president
                                                                      and assistant treasurer of 32 investment companies
                                                                      for which Mitchell Hutchins, PaineWebber or one of
                                                                      their affiliates serves as investment adviser.

Dennis McCauley*; 52                     Vice President               Mr.  McCauley  is a  managing  director  and chief
                                       (Corporation only)             investment   officer--fixed   income  of  Mitchell
                                                                      Hutchins.  Prior to December 1994, he was director
                                                                      of fixed income  investments  of IBM  Corporation.
                                                                      Mr.  McCauley is a vice president of 22 investment
                                                                      companies for which Mitchell Hutchins, PaineWebber
                                                                      or one of their  affiliates  serves as  investment
                                                                      adviser.

     NAME AND ADDRESS; AGE               POSITION WITH                     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------               -------------                     ----------------------------------------
                                       TRUST/CORPORATION
                                       -----------------
Ann E. Moran**; 42                     Vice President and             Ms. Moran is a vice president and a manager of the
                                       Assistant Treasurer            mutual  fund   finance   department   of  Mitchell
                                                                      Hutchins.  Ms.  Moran  is  a  vice  president  and
                                                                      assistant treasurer of 32 investment companies for
                                                                      which  Mitchell  Hutchins,  PaineWebber  or one of
                                                                      their affiliates serves as investment adviser.

Dianne E. O'Donnell**; 47              Vice President and Secretary   Ms.  O'Donnell  is a  senior  vice  president  and
                                                                      deputy general counsel of Mitchell  Hutchins.  Ms.
                                                                      O'Donnell is a vice  president and secretary of 31
                                                                      investment  companies  and a  vice  president  and
                                                                      assistant  secretary of one investment company for
                                                                      which  Mitchell  Hutchins,  PaineWebber  or one of
                                                                      their affiliates serves as investment adviser.

Emil Polito*;  39                      Vice President                 Mr. Polito is a senior vice president and director
                                                                      of operations  and control for Mitchell  Hutchins.
                                                                      Mr.  Polito is a vice  president of 32  investment
                                                                      companies for which Mitchell Hutchins, PaineWebber
                                                                      or one of their  affiliates  serves as  investment
                                                                      adviser.

Susan P. Ryan*; 39                    Vice President                  Ms. Ryan is a senior vice  president and portfolio
                                    (Corporation  only)               manager  of  Mitchell  Hutchins  and has been with
                                                                      Mitchell  Hutchins  since 1982. Ms. Ryan is a vice
                                                                      president of five  investment  companies for which
                                                                      Mitchell  Hutchins,  PaineWebber  or one of  their
                                                                      affiliates serves as investment adviser.

Victoria E. Schonfeld**;  49           Vice President                 Ms.  Schonfeld is a managing  director and general
                                                                      counsel of Mitchell  Hutchins (since May 1994) and
                                                                      a senior vice president of PaineWebber (since July
                                                                      1995).  Ms.  Schonfeld  is a vice  president of 31
                                                                      investment  companies  and a  vice  president  and
                                                                      secretary  of one  investment  company  for  which
                                                                      Mitchell  Hutchins,  PaineWebber  or one of  their
                                                                      affiliates serves as investment adviser.

Paul H. Schubert**; 36                 Vice President and             Mr.  Schubert  is  a  senior  vice  president  and
                                          Treasurer                   director of the mutual fund finance  department of
                                                                      Mitchell   Hutchins.   Mr.   Schubert  is  a  vice
                                                                      president and treasurer of 32 investment companies
                                                                      for which Mitchell Hutchins, PaineWebber or one of
                                                                      their affiliates serves as investment adviser.

Nirmal Singh*; 43                       Vice President                Mr.  Singh  is  a  senior  vice  president  and  a
                                      (Corporation only)              portfolio manager of Mitchell Hutchins.  Mr. Singh
                                                                      is a vice president of four  investment  companies
                                                                      for which Mitchell Hutchins, PaineWebber or one of
                                                                      their affiliates serves as investment adviser.

     NAME AND ADDRESS; AGE               POSITION WITH                     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------               -------------                     ----------------------------------------
                                       TRUST/CORPORATION
                                       -----------------
Barney A. Taglialatela**; 38         Vice President and               Mr. Taglialatela is a vice president and a manager
                                     Assistant Treasurer              of the mutual fund finance  department of Mitchell
                                                                      Hutchins. Prior to February 1995, he was a manager
                                                                      of the  mutual  fund  finance  division  of Kidder
                                                                      Peabody Asset Management, Inc. Mr. Taglialatela is
                                                                      a vice  president  and  assistant  treasurer of 32
                                                                      investment  companies for which Mitchell Hutchins,
                                                                      PaineWebber or one of their  affiliates  serves as
                                                                      investment adviser.

Mark A. Tincher*;  44                Vice President                   Mr.  Tincher  is a  managing  director  and  chief
                                                                      investment officer--equities of Mitchell Hutchins.
                                                                      Prior to March 1995,  he was a vice  president and
                                                                      directed  the U.S.  funds  management  and  equity
                                                                      research  areas of Chase  Manhattan  Private Bank.
                                                                      Mr.  Tincher is a vice  president of 13 investment
                                                                      companies for which Mitchell Hutchins, PaineWebber
                                                                      or one of their  affiliates  serves as  investment
                                                                      adviser.

Keith A. Weller**; 38                 Vice President and              Mr. Weller is a first vice president and associate
                                     Assistant Secretary              general counsel of Mitchell Hutchins. Prior to May
                                                                      1995, he was an attorney in private practice.  Mr.
                                                                      Weller is a vice president and assistant secretary
                                                                      of 31  investment  companies  for  which  Mitchell
                                                                      Hutchins,  PaineWebber or one of their  affiliates
                                                                      serves as investment adviser.

-------------

* The business address of each listed person is 51 West 52nd Street, New York, New York 10019-6114.

** The business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of each fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, - PaineWebber, and/or PW Group.

              The Corporation and the Trust each pays board members who are not "interested persons" of the Corporation/Trust ("disinterested trustees") $1,500 annually for Balanced Fund or Tactical Allocation Fund, as applicable, an additional $1,000 for the Corporation's or Trust's second series and up to $150 per series for each board meeting and each separate meeting of a board committee. The Corporation and the Trust thus each pays an independent board member $2,500 annually plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the outstanding shares of any class of each fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust, the Corporation and each fund, the Trust and the Corporation require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust or the Corporation for acting as a board member or officer.

           The table below includes certain information relating to the compensation of the current board members who held office with the Trust or the Corporation during the funds' fiscal year ended August 31, 1999, and the compensation of those board members from all PaineWebber funds during the 1998 calendar year.


                              COMPENSATION TABLE(1)

                                                                                         TOTAL COMPENSATION
                                                        AGGREGATE        AGGREGATE            FROM THE
                                                      COMPENSATION     COMPENSATION      CORPORATION/TRUST
                                                        FROM THE         FROM THE           AND THE FUND
                      NAME OF PERSON, POSITION        CORPORATION++       TRUST++              COMPLEX+
                      ------------------------        -------------      -------              --------
            Richard Q. Armstrong,
               Trustee/Director .....................     $4,120           $4,120             $101,372

            Richard R. Burt,
               Trustee/Director......................      4,120            4,060              101,372

            Meyer Feldberg,
               Trustee/Director......................      4,120            5,424              116,222

            George W. Gowen,
               Trustee/Director......................      4,945            4,120              108,272

            Frederic V. Malek,
               Trustee/Director......................      4,120            4,120              101,372

            Carl W. Schafer,
               Trustee/Director......................      4,120            4,120              101,372

--------------------
(1) Only independent board members are compensated by the funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees paid to each board member indicated for the fiscal year ended August 31, 1999.

+ Represents total compensation paid to each board member during the calendar year ended December 31, 1998; no fund within the fund complex has a bonus, pension, profit sharing or retirement plan.

++ Aggregate compensation for the Corporation and the Trust are divided among other portfolios.

                         PRINCIPAL HOLDERS OF SECURITIES


           As of November 30, 1999, the funds' records showed no shareholders as owning 5% or more of any class of a fund's shares.


        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS


           INVESTMENT ADVISORY AND ADMINISTRATIVE ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator pursuant to a separate contract (each an "Advisory Contract") with each fund. The Advisory Contract for Balanced Fund is dated August 4, 1988. The Advisory Contract for Tactical Allocation Fund is dated April 13, 1995. Under the Advisory Contracts, the funds pay Mitchell Hutchins an annual fee, computed daily and paid monthly, as set forth below:


BALANCED FUND
                                                                   ANNUAL
AVERAGE DAILY NET ASSETS                                            RATE
------------------------                                            ----
Up to $500 million..........................................         0.750%
In excess of $500 million up to $1.0 billion................         0.725
In excess of $1.0 billion up to $1.5 billion................         0.700
In excess of $1.5 billion up to $2.0 billion................         0.675

Over $2.0 billion...........................................         0.650

TACTICAL ALLOCATION FUND
                                                                    ANNUAL
AVERAGE DAILY NET ASSETS                                             RATE
------------------------                                             ----
Up to $250 million..........................................         0.500%
Over $250 million...........................................         0.450

           During the fiscal years indicated, Mitchell Hutchins earned (or accrued) advisory and administration fees in the amounts set forth below:

                                                                FISCAL YEARS ENDED AUGUST 31,
                                                         1999              1998              1997
                                                         ----              ----              ----
Balanced                                            $1,890,996        $1,709,264          $1,465,166
                                                    ----------        ----------          ----------
Fund.......................................
Tactical Allocation Fund ..................          9,214,743         4,895,190           1,756,146
                                                     ---------         ---------           ---------


           Prior to August 1, 1997, pursuant to a service agreement, PaineWebber provided certain services to Balanced Fund not otherwise provided by the fund's transfer agent PFPC Inc. ("PFPC"). No such service agreement was in effect with respect to Tactical Allocation Fund. Pursuant to the service agreement between PaineWebber and Balanced Fund, during the period September 1, 1996 to August 1, 1997, PaineWebber earned fees in the amounts of $54,420 . Subsequent to August 1, 1997, PFPC (not the funds) pays PaineWebber for certain transfer agency related services relating to both funds that PFPC has delegated to PaineWebber.

           Under the terms of the applicable Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust or Corporation not readily identifiable as belonging to a specific series are allocated among series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of the Trust/Corporation or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.


           Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to a fund.

         SECURITIES LENDING. During the fiscal year ended August 31, 1999 and August 31, 1998, the funds paid (or accrued) the following fees to PaineWebber for its services as securities lending agent:

                                                 FISCAL YEARS ENDED AUGUST 31,
                                                 -----------------------------
                                                   1999                 1998
                                                   ----                 ----
          Balanced Fund                          $17,852               $28,144
          Tactical Allocation Fund              $176,811              $134,065


           NET ASSETS. The following table shows the approximate net assets as of October 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser. An investment company may fall into more than one of the categories below.

                                                                  NET ASSETS
                              INVESTMENT CATEGORY                   ($MIL)
                              -------------------                   -----
           Domestic (excluding Money Market) ................      $7,873.9
            Global...........................................       4,651.4
           Equity/Balanced...................................       7,822.0
           Fixed Income (excluding Money Market).............       3,233.7
                   Taxable Fixed Income .....................       4,703.3
                   Tax-Free Fixed Income ....................       1,469.6
           Money Market Funds ...............................      36,069.2


           PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

           DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of each fund under separate distribution contracts with each fund (collectively, "Distribution Contracts"). Each Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the applicable fund. Shares of each fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of the funds (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell each fund's shares.

           Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each fund adopted by the Trust or the Corporation in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan and the Class C Plan, each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. There is no distribution plan with respect to the funds' Class Y shares.

           Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

           Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

           o Offset the commissions it pays to PaineWebber for selling each fund's Class B and Class C shares, respectively.

           o Offset each fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

           PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

           Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

           The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that each fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

           Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the applicable board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the applicable board, including those board members who are not "interested persons" of their respective funds and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the funds shall be committed to the discretion of the board members who are not "interested persons" of their respective funds.

           In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of each fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of fund shares.

           The funds paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal year ended August 31, 1999:

                                                          TACTICAL ALLOCATION
                                 BALANCED FUND                    FUND
                                    --------                      ----
       Class A ................     $505,425                  $1,365,214
       Class B ................      305,401                   7,645,352
        Class C ................     190,716                   6,022,973

           Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each fund during the fiscal year ended August 31, 1999:


                                                                                 TACTICAL ALLOCATION
                                                                    BALANCE FUND        FUND
                                                                       ------------        ----
           CLASS A
           Marketing and advertising ...........................      $232,019          $1,466,338
           Amortization of commissions .........................             0                   0
           Printing of prospectuses and SAIs ...................         2,410              17,072
           Branch network costs allocated and interest
              expense ..........................................       563,791             831,595
           Service fees paid to PaineWebber Financial
           Advisors ............................................       196,647             526,906

           CLASS B
           Marketing and advertising ...........................       $34,986          $2,055,505
           Amortization of commissions .........................       109,390           2,798,288
           Printing of prospectuses and SAIs ...................           364              23,928
           Branch network costs allocated and interest
              expense ..........................................       100,438           1,592,568
           Service fees paid to PaineWebber Financial
           Advisors ............................................        29,401             737,560

           CLASS C
           Marketing and advertising ...........................       $22,495          $1,621,777
           Amortization of commissions .........................        55,130           1,742,839
           Printing of prospectuses and SAIs ...................           226              18,880
           Branch network costs allocated and interest
             expense ...........................................        53,715             935,065
           Service fees paid to PaineWebber Financial
           Advisors ............................................        18,376             580,946

           "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the funds' shares, including the PaineWebber retail branch system.

           In approving each fund's overall Flexible PricingSM system of distribution, the applicable board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

           In approving the Class A Plan, each board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

           In approving the Class B Plan, the board of each fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

           In approving the Class C Plan, each board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase was conditioned upon its expectation of being compensated under the Class C Plan.

           With respect to each Plan, the boards considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The boards also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of each fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

           Under the Distribution Contract between each fund and Mitchell Hutchins for the Class A shares for the fiscal years (or periods) set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.


                                                             FISCAL YEARS ENDED AUGUST 31,
                                                             -----------------------------
                                                   1999                  1998                1997
                                                    ----                 ----                ----
BALANCED FUND
Earned ......................................     $    91,158         $  368,103          $   61,774
Retained ....................................          8,956             16,048               2,215

TACTICAL ALLOCATION FUND
Earned ......................................      $4,648,952          $3,764,774          $2,887,643
Retained ....................................         245,303             243,663             182,132


   Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended August 31, 1999:


                                                           TACTICAL ALLOCATION
                                        BALANCED FUND               FUND
                                        -------------               ----
  Class A......................               $0                         $0
  Class B......................           79,720                  2,216,429
  Class C......................            6,858                    232,272


                             PORTFOLIO TRANSACTIONS

           Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of the funds' portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years indicated, the funds paid the brokerage commissions set forth below:


                                            FISCAL YEARS ENDED AUGUST 31,
                                   --------------------------------------------
                                        1999          1998                1997
                                        ----          ----                ----
Balanced Fund...................... $367,133      $290,954            $249,609
Tactical Allocation Fund...........  363,697       440,215             211,116


           The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. Each board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years indicates, the funds paid brokerage commissions to PaineWebber as follows:

                                            FISCAL YEARS ENDED AUGUST 31,
                                       --------------------------------------
                                         1999              1998         1997
                                         -----             ----         ----
Balanced Fund.....................     $14,808           $1,038      $15,564
Tactical Allocation Fund...........      3,571            5,496        2,422

           During the fiscal year ended August 31, 1999, the brokerage commissions paid by Balanced Fund to PaineWebber represented 4.03% of the total commissions paid by the fund and 3.30% of the aggregate dollar amount of transactions involving brokerage commission payments. During the same period, the brokerage commissions paid by Tactical Allocation Fund to PaineWebber represented 0.98% of the total commissions paid by the fund and 1.09% of the aggregate dollar amount of transactions involving brokerage commission payments.


           Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

           In selecting brokers, Mitchell Hutchins will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of each board, Mitchell Hutchins may cause a fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins with brokerage or research services. The funds may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to that fund and its other clients.

           Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.


           For Balanced Fund's fiscal year ended August 31, 1999 Mitchell Hutchins directed $78,679,767 in portfolio transactions to brokers chosen because they provided research services, for which Balanced Fund paid $100,667 in commissions. For Tactical Allocation Fund's fiscal year ended August 31, 1999, Mitchell Hutchins directed no transactions to brokers chosen for research services.

           For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


           Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.

           Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

           The funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.

           PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

           The funds' respective portfolio turnover rates for the fiscal years shown were:

                                                   FISCAL YEARS ENDED AUGUST 31,
                                                   -----------------------------
                                                         1999           1998
                                                         ----           ----
               Balanced Fund.......................       234%          190%
               Tactical Allocation Fund............         6%           33%


            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

           WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

           o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

           o Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

           o Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

           o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

           In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

           COMBINED PURCHASE PRIVILEGE -- CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

           An "eligible group of related fund investors" can consist of any combination of the following:

           (a) an individual, that individual's spouse, parents and children;

           (b)  an  individual  and  his or her  individual  retirement  account
("IRA");

           (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

           (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

           (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

           (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

           (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

           (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

           RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

           REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption might not be deductible under certain circumstances. See "Taxes" below.

           WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.


           NON-RESIDENT ALIEN WAIVER OF CONTINGENT DEFERRED SALES CHARGE. Until March 31, 2000, investors who are non-resident aliens will be able to sell their fund shares without incurring a contingent deferred sales charge, if they use the sales proceeds to immediately purchase shares of certain offshore investment pools available through PaineWebber. The fund will waive the contingent deferred sales charge that would otherwise apply to a sale of Class A, Class B or Class C shares of the fund. Fund shareholders who want to take advantage of this waiver should review the offering documents of the offshore investment pools for further information, including investment minimums, and fees and expenses. Shares of the offshore investment pools are available only in those jurisdictions where the sale is authorized and are not available to any U.S. person, including, but not limited to, any citizen or resident of the United States, and U.S. partnership or U.S. trust, and are not available to residents of certain other countries. For more information on how to take advantage of the deferred sales charge waiver, investors should contact their PaineWebber Financial Advisors.

           PURCHASES OF CLASS Y SHARES THROUGH THE PACE MULTI ADVISOR PROGRAM. An investor who participates in the PACE Multi Advisor Program is eligible to purchase Class Y shares. The PACE Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.

           PURCHASES  OF CLASS A SHARES  THROUGH  THE  PAINEWEBBER  INSIGHTONEsm
PROGRAM. Investors who purchase shares through the PaineWebber InsightOneSM Program are eligible to purchase Class A shares without a sales load. The PaineWebber InsightOneSM Program offers a nondiscretionary brokerage account to PaineWebber clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions on other markups/markdowns.


           ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

           If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

           The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

           SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

           AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

           SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

           o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

           o Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

           Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

           An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the funds' systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

           INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

           TRANSFER OF ACCOUNTS. If investors holding shares of a fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

           Shares  of   PaineWebber   mutual   funds  (each  a  "PW  fund"  and,
collectively, the "PW funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

           To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

           The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW funds and/or mutual funds other than the PW funds may be offered through the Plan.

           PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

           PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

           o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(R)transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

           o   comprehensive    year-end   summary   statements   that   provide
               information on account activity for use in tax planning and tax return preparation;

           o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds - RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND;

           o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

           o Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

           o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

           o unlimited electronic funds transfers and bill payment service for an additional fee;

           o expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

           o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

           The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

           Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

           The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES

           Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

           Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the applicable board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

           The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

           TOTAL  RETURN  CALCULATIONS.   Average  annual  total  return  quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

            P(1 + T)n    = ERV
        where:        P  = a hypothetical  initial payment of $1,000 to purchase shares of a specified class
                      T  = average annual total return of shares of that class
                      n  = number of years
                    ERV  =  ending redeemable  value  of a  hypothetical  $1,000 payment at the beginning of that period.

           Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

           The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

           Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

           The following tables show performance information for each class of the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                                  BALANCED FUND


CLASS                                                               CLASS A       CLASS B          CLASS            CLASS Y
INCEPTION DATE)                                                    (7/1/91)     (12/12/86)        (7/2/92)         (3/26/98)
                                                                   -------      ----------        --------         ---------
     Year ended August 31, 1999:
                Standardized Return* ..........................       10.98%         10.28%           14.34%           16.42%
                Non-Standardized Return .......................       16.20%         15.28%           15.34%           16.42%
     Five Years ended August 31, 1999:
                Standardized Return* ..........................       13.17%         13.14%           13.37%             N/A
                 Non-Standardized Return* .....................       14.23%         13.38%           13.37%             N/A
     Ten Years ended August 31, 1999:
                Standardized Return ...........................         N/A          10.49%             N/A              N/A
                 Non-Standardized Return ......................         N/A          10.49%             N/A              N/A
     Inception to August 31, 1999:
                Standardized Return* ..........................       11.20%          9.76%           11.09%            3.78%
                 Non-Standardized Return ......................       11.83%          9.76%           11.09%            3.78%


                            TACTICAL ALLOCATION FUND


CLASS                                                               CLASS A       CLASS B          CLASS            CLASS Y
INCEPTION DATE)                                                    (5/10/93)      (1/30/96)       7/22/92)         (5/10/93)
                                                                   -------      ----------        --------         ---------
     Year ended August 31, 1999:
                Standardized Return*.................                 32.41%         32.61%         36.58%           39.03%
                Non-Standardized Return...........                    38.65%         37.61%         37.58%           39.03%
     Five Years ended August 31, 1999
                Standardized Return*.................                 22.42%           N/A          22.63%           23.09%
                 Non-Standardized Return...........                   23.56%           N/A          22.63%           23.90%
      Inception to August 31,1999:
                Standardized Return*.................                 19.09%         22.65%         18.09%           20.29%
                 Non-Standardized Return...........                   19.97%         22.98%         18.09%           20.29%

 -------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.

           OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper") for U.S. government funds, corporate bond
(BBB) funds and high yield funds, CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Municipal Bond Buyers Indices, Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, Merrill Lynch Municipal Bond Indices, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers World Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Each fund also may refer in these materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

           The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of a fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

           The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

           The funds may also compare their performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

[OBJECT OMITTED-See plot points below}

    YEAR            Common Stocks             Long-Term Gov't Bonds              Inflation/CPI           Treasury Bills
    1925                $10,000                       $10,000                         $10,000                  $10,000
    1926                $11,162                       $10,777                          $9,851                  $10,327
    1927                $15,347                       $11,739                          $9,646                  $10,649
    1928                $22,040                       $11,751                          $9,553                  $11,028
    1929                $20,185                       $12,153                          $9,572                  $11,552
    1930                $15,159                       $12,719                          $8,994                  $11,830
    1931                 $8,590                       $12,044                          $8,138                  $11,957
    1932                 $7,886                       $14,073                          $7,300                  $12,072
    1933                $12,144                       $14,062                          $7,337                  $12,108
    1934                $11,969                       $15,472                          $7,486                  $12,128
    1935                $17,674                       $16,243                          $7,710                  $12,148
    1936                $23,669                       $17,464                          $7,803                  $12,170
    1937                $15,379                       $17,504                          $8,045                  $12,207
    1938                $20,165                       $18,473                          $7,821                  $12,205
    1939                $20,082                       $19,570                          $7,784                  $12,208
    1940                $18,117                       $20,761                          $7,859                  $12,208
    1941                $16,017                       $20,955                          $8,622                  $12,216
    1942                $19,275                       $21,629                          $9,423                  $12,248
    1943                $24,267                       $22,080                          $9,721                  $12,291
    1944                $29,060                       $22,702                          $9,926                  $12,332
    1945                $39,649                       $25,139                         $10,149                  $12,372
    1946                $36,449                       $25,113                         $11,993                  $12,416
    1947                $38,529                       $24,454                         $13,073                  $12,478
    1948                $40,649                       $25,285                         $13,426                  $12,580
    1949                $48,287                       $26,916                         $13,184                  $12,718
    1950                $63,601                       $26,932                         $13,948                  $12,870
    1951                $78,875                       $25,873                         $14,767                  $13,063
    1952                $93,363                       $26,173                         $14,898                  $13,279
    1953                $92,439                       $27,125                         $14,991                  $13,521
    1954               $141,084                       $29,075                         $14,916                  $13,638
    1955               $185,614                       $28,699                         $14,972                  $13,852
    1956               $197,783                       $27,096                         $15,400                  $14,193
    1957               $176,457                       $29,117                         $15,866                  $14,639
    1958               $252,975                       $27,342                         $16,145                  $14,864
    1959               $283,219                       $26,725                         $16,387                  $15,303
    1960               $284,549                       $30,407                         $16,629                  $15,711
    1961               $361,060                       $30,703                         $16,741                  $16,045
    1962               $329,545                       $32,818                         $16,946                  $16,483
    1963               $404,685                       $33,216                         $17,225                  $16,997
    1964               $471,388                       $34,381                         $17,430                  $17,598
    1965               $530,081                       $34,625                         $17,765                  $18,289
    1966               $476,737                       $35,889                         $18,361                  $19,159
    1967               $591,038                       $32,594                         $18,920                  $19,966
    1968               $656,415                       $32,509                         $19,814                  $21,005
    1969               $600,590                       $30,860                         $21,024                  $22,388
    1970               $624,653                       $34,596                         $22,179                  $23,849
    1971               $714,058                       $39,173                         $22,924                  $24,895
    1972               $849,559                       $41,400                         $23,706                  $25,851
    1973               $725,003                       $40,942                         $25,792                  $27,643
    1974               $533,110                       $42,725                         $28,939                  $29,855
    1975               $731,443                       $46,653                         $30,969                  $31,588
    1976               $905,842                       $54,470                         $32,458                  $33,193
    1977               $840,766                       $54,095                         $34,656                  $34,893
    1978               $895,922                       $53,458                         $37,784                  $37,398
    1979             $1,061,126                       $52,799                         $42,812                  $41,279
    1980             $1,405,137                       $50,715                         $48,120                  $45,917
    1981             $1,336,161                       $51,657                         $52,421                  $52,671
    1982             $1,622,226                       $72,507                         $54,451                  $58,224
    1983             $1,987,451                       $72,979                         $56,518                  $63,347
    1984             $2,111,991                       $84,274                         $58,753                  $69,586
    1985             $2,791,166                      $110,371                         $60,968                  $74,960
    1986             $3,306,709                      $137,446                         $61,657                  $79,580
    1987             $3,479,675                      $133,716                         $64,376                  $83,929
    1988             $4,064,583                      $146,650                         $67,221                  $89,257
    1989             $5,344,555                      $173,215                         $70,345                  $96,728
    1990             $5,174,990                      $183,924                         $74,640                 $104,286
    1991             $6,755,922                      $219,420                         $76,927                 $110,121
    1992             $7,274,115                      $237,092                         $79,159                 $113,982
    1993             $8,000,785                      $280,339                         $81,334                 $117,284
    1994             $8,105,379                      $258,556                         $83,510                 $121,862
    1995            $11,139,184                      $340,435                         $85,630                 $128,680
    1996            $13,709,459                      $337,265                         $88,475                 $135,381
    1997            $18,272,762                      $390,735                         $89,897                 $142,496
    1998            $23,495,420                      $441,777                         $91,513                 $149,416

---------------------


Source: Stocks, BONDS, BILLS AND INFLATION 1998 YEARBOOK(TM), Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).


           The chart is shown for illustrative purposes only and does not represent either fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.



           Over time, although subject to greater risks and higher volatility, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From January 1, 1926 to December 31, 1998, stocks beat all other traditional asset classes. A $10,000 investment in the stocks comprising the S&P 500 grew to $23,495,420, significantly more than any other investment.


                                      TAXES

           BACKUP WITHHOLDING. Each fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

           SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of either fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.


           SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares of a fund within 90 days of purchase and subsequently acquires Class A shares of the same fund or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

           CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion of Class B shares to Class A shares.

           QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a RIC under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain ) ("Distribution Requirement") and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities , or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

           OTHER INFORMATION. Dividends and other distributions declared by a fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January.


           A portion of the dividends from each fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.


           If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

           Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

           The use of hedging strategies involving Derivative Instruments, such as writing (selling) and purchasing options and futures contracts , involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures derived by a fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

           Balanced Fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively
"PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


           If Balanced Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax) even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

           Balanced Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.


           Certain futures contracts in which a fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

           Offsetting positions in any actively traded security, option or futures contract entered into or held by a fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.


           When a covered call option written (sold) by a fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.


           If a fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

           Balanced Fund may acquire zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-protected securities ("TIPS"), on which principal is adjusted based on changes in the Consumer Price Index. The fund must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIPS, during the taxable year, even if the fund receives no corresponding payment on them during the year. Similarly, a fund that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each fund has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


           The foregoing is only a general summary of some of the important federal tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the funds and to dividends and other distributions therefrom.

                                OTHER INFORMATION

           MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of Tactical Allocation Fund could, under certain circumstances, be held personally liable for the obligations of the fund or its Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct each fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

           CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.


           VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust or the Corporation may elect all its board members . The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Trust or Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

           The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or Corporation may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust or Corporation.


           CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

           PRIOR NAMES. Prior to August 1995, Balanced Fund was named "PaineWebber Asset Allocation Fund." Prior to November 1, 1995, Tactical Allocation Fund was named "Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund" and prior to February 13, 1995, it was named "Kidder, Peabody Asset Allocation Fund." Prior to November 10, 1995, Tactical Allocation Fund's Class C shares were called "Class B" shares and Balanced Fund's Class C shares were called "Class D" shares.

           CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as each fund's transfer and dividend disbursing agent.


           COMBINED PROSPECTUS. Although each fund is offering only its own shares, it is possible that a fund might become liable for a misstatement in the Prospectus about the other fund. The board of each fund has considered this factor in approving the use of a single, combined Prospectus.


           COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

           AUDITORS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as Balanced Fund's independent accountants. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as Tactical Allocation Fund's independent auditors.

                              FINANCIAL STATEMENTS

           Each fund's Annual Report to Shareholders for its last fiscal year ended August 31, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors or independent accountants appearing therein are incorporated herein by this reference.

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

           AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through CAA. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

           AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing certainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation., Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are not being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a obligation are jeopardized.

           Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

YOU SHOULD RELY ONLY ON THE INFORMATION  CONTAINED
OR  REFERRED  TO  IN  THE   PROSPECTUS   AND  THIS
STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND
THEIR  DISTRIBUTOR  HAVE NOT AUTHORIZED  ANYONE TO                   PaineWebber
PROVIDE YOU WITH  INFORMATION  THAT IS  DIFFERENT.                 Balanced Fund
THE  PROSPECTUS  AND THIS  STATEMENT OF ADDITIONAL
INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE                   PaineWebber
FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR Tactical Allocation Fund DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.






                   ------------







                                          --------------------------------------

                                            Statement of Additional Information

                                                               December 10, 1999

                                          --------------------------------------




                                                                    PAINEWEBBER







(C)1999 PaineWebber Incorporated. All rights reserved.
   Member SIPC.

                            PART C. OTHER INFORMATION

Item 23.   Exhibits

(1)        Amended and Restated Declaration of Trust 1/

(2)        Restated By-Laws 1/

(3) Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/

(4)        (a)     Investment Advisory and Administration Contract applicable to PaineWebber Tactical Allocation Fund 3/

           (b) Investment Advisory and Administration Contract applicable to PaineWebber Global Equity Fund 4/

           (c) Sub-Advisory Contract with Invista Capital Management, LLC applicable to PaineWebber Global Equity Fund 4/

(5)        (a)     Distribution Contract for Class A Shares 5/

           (b)     Distribution Contract for Class B Shares 5/

           (c)     Distribution Contract for Class C Shares 5/

           (d)     Distribution Contract for Class Y Shares 5/

           (e)     Exclusive Dealer Agreement with respect to Class A Shares 5/

           (f)     Exclusive Dealer Agreement with respect to Class B Shares 5/

           (g)     Exclusive Dealer Agreement with respect to Class C Shares 5/

           (h)     Exclusive Dealer Agreement with respect to Class Y Shares 5/

(6)        Bonus, profit sharing or pension plans - none

(7)        Custody Contract 1/

(8)        Transfer Agency Services and Shareholder Services Agreement 6/

(9)        Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)       Financial statements omitted from prospectus - none

(12)       Purchase Agreement 1/

(13)       (a)     Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class A shares 4/

           (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 4/

           (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 4/

(14)       and

(27)       Financial Data Schedule (not applicable)

(15)       Plan pursuant to Rule 18f-3 7/

------------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on February 27, 1998.

2/ Incorporated by reference from Articles IV, V, VI, VII, and X of Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

4/ Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 15 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.

6/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on September 1, 1998

7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on August 29, 1996.

Item 24.   Persons Controlled by or under Common Control with Registrant

           None.

Item 25.   Indemnification

           Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

           Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

           Section 9 of each Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Each Contract also provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

           Section 6 of the Sub-Investment Advisory Agreement between Mitchell Hutchins and Invista Capital Management, LLC ("Invista") provides that Invista shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Invista in the performance of its duties or from its reckless disregard of its obligations and duties under the Agreement.

           Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

           Section 10 of each Distribution Contract contains provisions similar to that of the section of the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.

           Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract with respect to PaineWebber Incorporated ("PaineWebber").

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) MITCHELL HUTCHINS ASSET MANAGEMENT INC. Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

           (b) INVISTA CAPITAL MANAGEMENT, LLC Invista Capital Management, LLC ("Invista") serves as investment sub-adviser for PaineWebber Global Equity Fund. Invista, an Iowa Corporation, is a registered investment adviser and is an indirect, wholly owned subsidiary of Principal Life Insurance Company. Invista is primarily engaged in the investment advisory business. Information as to the officers and directors of Invista is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-23020), and is incorporated herein by reference.

Item 27.   PRINCIPAL UNDERWRITERS

           (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

           ALL-AMERICAN TERM TRUST INC.
           GLOBAL HIGH INCOME DOLLAR FUND INC.
           GLOBAL SMALL CAP FUND INC.
           INSURED MUNICIPAL INCOME FUND INC.
           INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
           MANAGED HIGH YIELD FUND INC.
           MANAGED HIGH YIELD PLUS FUND INC.
           MITCHELL HUTCHINS LIR MONEY SERIES
           MITCHELL HUTCHINS PORTFOLIOS
           MITCHELL HUTCHINS SERIES TRUST
           PAINEWEBBER AMERICA FUND
           PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
           PAINEWEBBER INDEX TRUST
           PAINEWEBBER INVESTMENT SERIES
           PAINEWEBBER INVESTMENT TRUST
           PAINEWEBBER INVESTMENT TRUST II
           PAINEWEBBER MANAGED ASSETS TRUST
           PAINEWEBBER MANAGED INVESTMENTS TRUST
           PAINEWEBBER MASTER SERIES, INC.
           PAINEWEBBER MUNICIPAL SERIES
           PAINEWEBBER MUTUAL FUND TRUST
           PAINEWEBBER OLYMPUS FUND
           PAINEWEBBER SECURITIES TRUST
           STRATEGIC GLOBAL INCOME FUND, INC.
           2002 TARGET TERM TRUST INC.

           (b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference.

The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant.

                                                                                    Positions and Offices With Underwriter or
       Name                    Positions and Offices With Registrant                            Exclusive Dealer
       ----                    -------------------------------------                -----------------------------------------
  Margo N. Alexander*          Trustee and President                            President, Chief Executive Officer and a Director
                                                                                of Mitchell Hutchins and an Executive Vice
                                                                                President and a Director of PaineWebber

  Mary C. Farrell**            Trustee                                          Managing Director, Senior Investment Strategist
                                                                                and member of the Investment Policy Committee of
                                                                                PaineWebber

  Brian M. Storms*             Trustee                                          President and Chief Operating Officer of Mitchell
                                                                                Hutchins

  T. Kirkham Barneby*          Vice President                                   Managing Director and Chief Investment
                                                                                Officer-Quantitative Investments of Mitchell
                                                                                Hutchins

  John J. Lee**                Vice President and Assistant Treasurer           Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

  Kevin J. Mahoney**           Vice President and Assistant Treasurer           First Vice President and a Senior Manager of the
                                                                                Mutual Fund Finance Department of Mitchell
                                                                                Hutchins

  Ann E. Moran**               Vice President and Assistant Treasurer           Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

  Dianne E. O'Donnell**        Vice President and Secretary                     Senior Vice President and Deputy General Counsel
                                                                                of Mitchell Hutchins

  Emil Polito*                 Vice President                                   Senior Vice President and Director of Operations
                                                                                and Control of Mitchell Hutchins

  Victoria E. Schonfeld**      Vice President                                   Managing Director and General Counsel of Mitchell
                                                                                Hutchins and a Senior Vice President of
                                                                                PaineWebber

  Paul H. Schubert**           Vice President and Treasurer                     Senior Vice President and Director of the Mutual
                                                                                Fund Finance Department of Mitchell Hutchins

  Barney A. Taglialatela**     Vice President and Assistant Treasurer           Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

  Mark A. Tincher*             Vice President                                   Managing Director and Chief Investment Officer -
                                                                                Equities of Mitchell Hutchins

  Keith A. Weller**            Vice President and Assistant Secretary           First Vice President and Associate General
                                                                                Counsel of Mitchell Hutchins
-----------

 * The business address of this person is 51 West 52nd Street, New York,
   New York 10019-6114.
** The business address of this person is 1285 Avenue of the Americas, New York, New York 10019.
   (c)  None.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019 and Mitchell Hutchins, 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          None.

DC-342654.03
                                                              SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of December, 1999.

                                               PAINEWEBBER INVESTMENT TRUST

                                       By: /s/ Dianne E. O'Donnell
                                           ------------------------
                                               Dianne E. O'Donnell
                                                    Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                    Title                                              Date
---------                                                    -----                                              ----
/s/ Margo N. Alexander                                       President and Trustee                              December 8, 1999
-------------------------------                              (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.                                   Trustee and Chairman                               December 8, 1999
-------------------------------                              of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong                                     Trustee                                            December 8, 1999
-------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                                          Trustee                                            December 8, 1999
-------------------------------
Richard R. Burt *

/s/ Mary C. Farrell                                          Trustee                                            December 8, 1999
-------------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                                           Trustee                                            December 8, 1999
-------------------------------
Meyer Feldberg *

/s/ George W. Gowen                                          Trustee                                            December 8, 1999
-------------------------------
George W. Gowen *

/s/ Frederic V. Malek                                        Trustee                                            December 8, 1999
-------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                                          Trustee                                            December 8, 1999
-------------------------------
Carl W. Schafer *

/s/ Brian M. Storms                                          Trustee                                            December 8, 1999
-------------------------------
Brian M. Storms **

/s/ Paul H. Schubert                                         Vice President and Treasurer (Chief Financial      December 8, 1999
-------------------------------                              and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                          PAINEWEBBER INVESTMENT TRUST

                                  EXHIBIT INDEX

Exhibit
Number
------
(1)        Amended and Restated Declaration of Trust 1/

(2)        Restated By-Laws 1/

(3) Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/

(4)        (a)     Investment Advisory and Administration Contract applicable to PaineWebber Tactical Allocation Fund 3/

           (b) Investment Advisory and Administration Contract applicable to PaineWebber Global Equity Fund 4/

           (c) Sub-Advisory Contract with Invista Capital Management, LLC applicable to PaineWebber Global Equity Fund 4/

(5)        (a)     Distribution Contract for Class A Shares 5/

           (b)     Distribution Contract for Class B Shares 5/

           (c)     Distribution Contract for Class C Shares 5/

           (d)     Distribution Contract for Class Y Shares 5/

           (e)     Exclusive Dealer Agreement with respect to Class A Shares 5/

           (f)     Exclusive Dealer Agreement with respect to Class B Shares 5/

           (g)     Exclusive Dealer Agreement with respect to Class C Shares 5/

           (h)     Exclusive Dealer Agreement with respect to Class Y Shares 5/

(6)        Bonus, profit sharing or pension plans - none

(7)        Custody Contract 1/

(8)        Transfer Agency Services and Shareholder Services Agreement 6/

(9)        Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)       Financial statements omitted from prospectus - none

(12)       Purchase Agreement 1/

(13)       (a)     Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class A shares 4/

           (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 4/

           (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 4/

(14)       and

(27)       Financial Data Schedule (not applicable)

(15)       Plan pursuant to Rule 18f-3 7/

-----------------------

1/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on February 27, 1998.

2/ Incorporated by reference from Articles IV, V, VI, VII, and X of Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

4/ Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 15 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.

6/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on September 1, 1998

7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on August 29, 1996.